Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common share capital	Additional paid-in capital	Retained earnings	Treasury common shares	Accumulated other comprehensive income (loss)
Balance at beginning of year (in shares) at Dec. 31, 2022		50,277,466
Balance at beginning of year at Dec. 31, 2022		$ 503,000	$ 1,032,632,000	$ 229,732,000	$ (20,600,000)	$ (377,452,000)
Balance at beginning of year (in shares) at Dec. 31, 2022					619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(3,133,717)			(3,133,717)
Retirement of shares		$ (32,000)	(64,536,000)	(26,518,000)	$ 91,086,000
Issuance of common shares (in shares)		385,296
Issuance of common shares		$ 4,000	(4,000)
Share-based compensation	$ 20,232,000		20,232,000
Share-based settlements			580,000
Net Income for the year	$ 225,492,000			225,492,000
Common share cash dividends declared and paid, $1.88 per share (2024: $1.76 per share)				(86,186,000)
Purchase of treasury common shares (in shares)	3,133,717				3,133,717
Purchase of treasury common shares	$ (88,590,240)				$ (88,590,000)
Other comprehensive income (loss), net of taxes	67,254,000					67,254,000
Balance at end of year (in shares) at Dec. 31, 2023		47,529,045
Balance at end of year at Dec. 31, 2023	1,003,597,000	$ 475,000	988,904,000	342,520,000	$ (18,104,000)	(310,198,000)
Balance at end of year (in shares) at Dec. 31, 2023					619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(4,490,940)			(4,490,940)
Retirement of shares		$ (45,000)	(93,507,000)	(56,794,000)	$ 150,346,000
Issuance of common shares (in shares)		499,874
Issuance of common shares		$ 5,000	(5,000)
Share-based compensation	20,448,000		20,448,000
Share-based settlements			554,000
Net Income for the year	$ 216,316,000			216,316,000
Common share cash dividends declared and paid, $1.88 per share (2024: $1.76 per share)				(79,581,000)
Purchase of treasury common shares (in shares)	4,490,940				4,490,940
Purchase of treasury common shares	$ (155,305,756)				$ (155,305,000)
Other comprehensive income (loss), net of taxes	14,783,000					14,783,000
Balance at end of year (in shares) at Dec. 31, 2024		43,537,979
Balance at end of year at Dec. 31, 2024	$ 1,020,812,000	$ 435,000	916,394,000	422,461,000	$ (23,063,000)	(295,415,000)
Balance at end of year (in shares) at Dec. 31, 2024	619,212				619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)	(3,526,575)	(4,145,787)			(4,145,787)
Retirement of shares		$ (41,000)	(87,411,000)	(82,296,000)	$ 169,748,000
Issuance of common shares (in shares)		556,072
Issuance of common shares		$ 5,000	(6,000)
Share-based compensation	$ 21,703,000		21,703,000
Share-based settlements			543,000
Net Income for the year	$ 231,942,000			231,942,000
Common share cash dividends declared and paid, $1.88 per share (2024: $1.76 per share)				(77,723,000)
Purchase of treasury common shares (in shares)	3,526,575				3,526,575
Purchase of treasury common shares	$ (146,685,678)				$ (146,685,000)
Other comprehensive income (loss), net of taxes	91,260,000					91,260,000
Balance at end of year (in shares) at Dec. 31, 2025		39,948,264
Balance at end of year at Dec. 31, 2025	$ 1,141,851,000	$ 399,000	$ 851,223,000	$ 494,384,000	$ 0	$ (204,155,000)
Balance at end of year (in shares) at Dec. 31, 2025	0				0